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                           UNDISCOVERED MANAGERS FUNDS

                      Supplement dated November 18, 2003 to
           the Institutional Class Prospectus dated December 28, 2002

                          Change in Investment Manager

         On November 17, 2003, the Board of Trustees of Undiscovered Managers Funds (the "Trust") approved, with respect to each of Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund, Undiscovered Managers REIT Fund and UM Small Cap Growth Fund, a new Management Agreement pursuant to which J.P. Morgan Investment Management Inc. ("JPMIM"), an indirect wholly-owned subsidiary of J.P. Morgan Chase & Co., would serve as investment manager to each such Fund, replacing Undiscovered Managers, LLC. As described below, the sub-adviser of each such Fund except Undiscovered Managers REIT Fund would remain the same. The new Management Agreements were approved by the Board of the Trustees in connection with a proposed acquisition by JPMIM of certain assets of Undiscovered Managers, LLC, the current investment manager to the Trust. This acquisition is referred to as the "Transaction" below.

         Subject to shareholder approval, it is expected that JPMIM will assume responsibility for managing each of Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund, Undiscovered Managers REIT Fund and UM Small Cap Growth Fund effective upon the consummation of the Transaction, which is currently expected to take place in January 2004 (subject to the satisfaction or waiver of certain conditions, including the approval by shareholders of the new Management Agreements and the new Sub-Advisory Agreements described below and the election of certain new Trustees of the Trust). JPMIM, located at 522 Fifth Avenue, New York, NY 10036, is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings Inc., which is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company.

         In connection with approving the new Management Agreements, the Board of Trustees also approved new Sub-Advisory Agreements for each of Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund and UM Small Cap Growth Fund. Pursuant to the new Sub-Advisory Agreements, subject to the general oversight of JPMIM and the Board of Trustees, Fuller & Thaler Asset Management, Inc. would continue to manage the investment portfolios of Undiscovered Managers Behavioral Growth Fund and Undiscovered Managers Behavioral Value Fund, and Mazama Capital Management, Inc. would continue to manage the investment portfolio of UM Small Cap Growth Fund. Each new Sub-Advisory Agreement, if approved by shareholders of the applicable Fund, would take effect upon the consummation of the Transaction. As described below, the Board of Trustees has approved a Sub-Advisory Agreement under which JPMIM would become the sub-adviser of Undiscovered Managers REIT Fund effective on or about January 1, 2004, without regard to whether the Transaction is consummated. In the event that JPMIM assumes



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responsibility for managing Undiscovered Managers REIT Fund and the Transaction is consummated, after such consummation, JPMIM intends to manage such Fund's investment portfolio directly instead of retaining a sub-adviser to manage the portfolio.

         In connection with the Transaction, it is expected that JPMorgan Chase Bank, an affiliate of JPMIM, will enter into new fee waiver and expense reimbursement agreements which will contain undertakings by JPMorgan Chase Bank to limit the operating expenses of each of Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund, Undiscovered Managers REIT Fund and UM Small Cap Growth Fund in such a manner and amount that is at least as favorable to each such Fund as is the case under the current expense deferral agreements with Undiscovered Managers, LLC. It is also expected that JPMorgan Chase Bank will replace Undiscovered Managers, LLC as administrator to the Trust following the consummation of the Transaction.

                        Undiscovered Managers REIT Fund -
                        Change in Investment Sub-adviser

         At their November 17, 2003 meeting, the Board of Trustees voted to retain JPMIM as sub-adviser to Undiscovered Managers REIT Fund pursuant to an interim Sub-Advisory Agreement that is currently expected to take effect on or about January 1, 2004. The interim Sub-Advisory Agreement will remain in effect, for a period not to exceed 150 days, until the earlier of (1) the consummation of the Transaction or (2) if the Transaction is not consummated, such time as a new Sub-Advisory Agreement between UMLLC and JPMIM has been approved by the shareholders of Undiscovered Managers REIT Fund and has taken effect. Accordingly, the Board of Trustees voted to terminate the existing Sub-Advisory Agreement relating to Undiscovered Managers REIT Fund between Undiscovered Managers, LLC and Bay Isle Financial LLC effective December 31, 2003. If shareholders of Undiscovered Managers REIT Fund approve the new Management Agreement relating to Undiscovered Managers REIT Fund and the Transaction is consummated, JPMIM expects to manage Undiscovered Managers REIT Fund directly as investment manager, without retaining a sub-adviser. If the Transaction is not consummated, JPMIM will continue to serve as sub-adviser to Undiscovered Managers REIT Fund pursuant to a new Sub-Advisory Agreement, provided that such Agreement is approved by shareholders of Undiscovered Managers REIT Fund.

         As sub-adviser to Undiscovered Managers REIT Fund, JPMIM expects to manage the portfolio utilizing a disciplined investment process that focuses on superior stock selection rather than sector or theme bets. JPMIM's portfolio management team continuously screens the target universe of investments, selecting companies that exhibit superior financial strength, operating returns and attractive growth prospects.

         The investment style of Undiscovered Managers REIT Fund will be growth at a reasonable price. The portfolio managers take an in-depth look at each company's ability to generate earnings over a long-term business cycle, rather than focusing solely on near-term expectations. These research efforts allow the portfolio management team to



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determine the company's normalized earnings and growth potential, from which they evaluate whether the company's current price fully reflects its long-term value.

         The portfolio management team is as follows:

         Scott W. Blasdell, a Portfolio Manager and Analyst at JPMIM, will have the day-to-day responsibility for managing Undiscovered Managers REIT Fund's portfolio. Mr. Blasdell has been a member of the team that manages real estate since joining JPMIM in August 1999. Before joining JPMIM, Scott held a similar position at Merrill Lynch Asset Management for two years. Previously, he worked at Wellington Management, both as an analyst and as a portfolio manager for REITs. Scott received a B.A. in economics from Williams College and an M.B.A. from the Wharton School. He is a CFA charterholder.

         Darren Rabenou, Portfolio Manager, has been an employee of JPMIM since 2001. The firm employed Darren before business school, where he rotated through a number of divisions, including asset management, in both New York and London. Prior to rejoining the firm, he was employed as a senior analyst/portfolio manager for Prudential Investments, covering both U.S. and international small caps. He also worked for ING Barings in institutional equity sales and derivatives covering the emerging markets. Darren received his B.A. in political science from University of Rochester and his M.B.A. in finance from Columbia Business School.

           Termination of Undiscovered Managers Special Small Cap Fund

         At their November 17, 2003 meeting, the Board of Trustees voted to terminate Undiscovered Managers Special Small Cap Fund effective December 17, 2003 or as soon thereafter as practicable. Accordingly, Undiscovered Managers Special Small Cap Fund will cease offering shares effective immediately, and exchanges of shares of Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund, Undiscovered Managers REIT Fund and UM Small Cap Growth Fund for shares of Undiscovered Managers Special Small Cap Fund will no longer be possible.


November 18, 2003




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
                           UNDISCOVERED MANAGERS FUNDS

                          Supplement dated November 18,
                      2003 to the Investor Class Prospectus
                             dated December 28, 2002

                          Change in Investment Manager

         On November 17, 2003, the Board of Trustees of Undiscovered Managers Funds (the "Trust") approved, with respect to each of Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund and UM Small Cap Growth Fund, a new Management Agreement pursuant to which J.P. Morgan Investment Management Inc. ("JPMIM"), an indirect wholly-owned subsidiary of J.P. Morgan Chase & Co., would serve as investment manager to each such Fund, replacing Undiscovered Managers, LLC. As described below, the sub-adviser of each such Fund would remain the same. The new Management Agreements were approved by the Board of the Trustees in connection with a proposed acquisition by JPMIM of certain assets of Undiscovered Managers, LLC, the current investment manager to the Trust. This acquisition is referred to as the "Transaction" below.

         Subject to shareholder approval, it is expected that JPMIM will assume responsibility for managing each of Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund and UM Small Cap Growth Fund effective upon the consummation of the Transaction, which is currently expected to take place in January 2004 (subject to the satisfaction or waiver of certain conditions, including the approval by shareholders of the new Management Agreements and the new Sub-Advisory Agreements described below and the election of certain new Trustees of the Trust). JPMIM, located at 522 Fifth Avenue, New York, NY 10036, is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings Inc., which is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company.

         In connection with approving the new Management Agreements, the Board of Trustees also approved new Sub-Advisory Agreements for each of Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund and UM Small Cap Growth Fund. Pursuant to the new Sub-Advisory Agreements, subject to the general oversight of JPMIM and the Board of Trustees, Fuller & Thaler Asset Management, Inc. would continue to manage the investment portfolios of Undiscovered Managers Behavioral Growth Fund and Undiscovered Managers Behavioral Value Fund, and Mazama Capital Management, Inc. would continue to manage the investment portfolio of UM Small Cap Growth Fund. Each new Sub-Advisory Agreement, if approved by shareholders of the applicable Fund, would take effect upon the consummation of the Transaction.

         In connection with the Transaction, it is expected that JPMorgan Chase Bank, an affiliate of JPMIM, will enter into new fee waiver and expense reimbursement agreements which will contain undertakings by JPMorgan Chase Bank to limit the operating expenses of each of Undiscovered Managers Behavioral Growth Fund,

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Undiscovered Managers Behavioral Value Fund and UM Small Cap Growth Fund in such a manner and amount that is at least as favorable to each such Fund as is the case under the current expense deferral agreements with Undiscovered Managers, LLC. It is also expected that JPMorgan Chase Bank will replace Undiscovered Managers, LLC as administrator to the Trust following the consummation of the Transaction.

November 18, 2003





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